Rule 497(e)
                                                             File Nos.  2-80886
                                                                      811-03626

                               CITIZENS FUNDS(R)
                          Citizens Core Growth FundSM
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth FundSM
                         Citizens Global Equity Fund(R)
                            Citizens Income Fund(R)
                          Citizens Money Market FundSM

                  PROSPECTUS SUPPLEMENT DATED OCTOBER 15, 2001
                      TO PROSPECTUS DATED NOVEMBER 1, 2000

The fourth through sixth paragraphs of the section entitled "Management of Citizens Funds - Our Sub-Advisers" are revised to read as follows:

     CITIZENS GLOBAL EQUITY FUND. SSgA Funds Management, Inc. The interim sub-adviser for the Citizens Global Equity Fund is SSgA Funds Management, Inc. (SSgA), a subsidiary of State Street Corporation and a registered investment adviser. SSgA will serve as interim sub-adviser to the Fund until a permanent sub-adviser is hired, or 150 days after termination of the Fund's sub-investment advisory agreement with its prior sub-adviser, whichever occurs earlier. SSgA had over $49 billion in assets under management as of August 31, 2001. Its main offices are at Two International Place, Boston, MA 02110.

     The Citizens Global Equity Fund is managed by a team led by Michael Schoeck. Mr. Schoeck joined State Street Global Advisors, an affiliate of SSgA, in 1997 and joined SSgA in May of 2001. He has been an international investment manager since 1986 and serves as head of SSgA's Non-U.S. Active Quantitative Equity team. Prior to joining State Street Global Advisors he served as the head of international equities for Standish, Ayer & Wood.


The following is added to the section of the prospectus entitled "Management of Citizens Funds - Our Sub-Advisers":

     The Funds have applied to the SEC for exemptive relief (which it may or may not grant) that would allow the Funds to make certain changes with respect to sub-advisers with the approval of the Funds' trustees but without seeking shareholder approval. These changes could include replacing sub-advisers, employing additional sub-advisers, amending the terms of existing sub-advisory agreements, or extending a sub-advisory agreement beyond the point where it otherwise would have ended.

                                                                     Rule 497(e)
                                                             File Nos.  2-80886
                                                                      811-03626

                               CITIZENS FUNDS(R)
                          Citizens Core Growth FundSM
                        Citizens Emerging Growth Fund(R)
                     Citizens Small Cap Core Growth FundSM
                         Citizens Global Equity Fund(R)
                            Citizens Income Fund(R)
                          Citizens Money Market FundSM

                       SUPPLEMENT DATED OCTOBER 15, 2001
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 2000
                (AS REVISED FEBRUARY 9, 2001 AND AUGUST 1, 2001)

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services - Clemente Capital, Inc." is revised to read as follows:

     SSGA FUNDS MANAGEMENT, INC.

     Our interim sub-adviser for the Citizens Global Equity Fund is SSgA Funds Management, Inc. ("SSgA"). SSgA is a subsidiary of State Street Corporation and is a registered investment adviser. It will serve as interim sub-adviser to the Fund until a permanent sub-adviser is hired, or 150 days after termination of the Fund's sub-investment advisory agreement with its prior sub-adviser, whichever occurs earlier. SSgA's main offices are at Two International Place, Boston, MA 02110.

     Under an Interim Investment Sub-Advisory Agreement between the Adviser and SSgA, the Adviser pays SSgA a sub-advisory fee based on an annual rate of 0.35% of the Citizens Global Equity Fund's average net assets on assets up to and including $500 million and 0.25% on assets over $500 million.

                                                                    Rule 497(e)
                                                             File Nos.  2-80886
                                                                      811-03626

                               CITIZENS FUNDS(R)
                      Citizens International Growth FundSM

                  PROSPECTUS SUPPLEMENT DATED OCTOBER 15, 2001
                     TO PROSPECTUS DATED DECEMBER 20, 2000

The section entitled "Management of Citizens Funds - Our Sub-Adviser" is revised to read as follows:

     OUR SUB-ADVISER

     To assist with portfolio management for the Fund, Citizens Advisers has retained, at its own expense, a sub-adviser to serve for an interim period.

     SSGA FUNDS MANAGEMENT, INC. The interim sub-adviser for the Citizens International Growth Fund is SSgA Funds Management, Inc. (SSgA), a subsidiary of State Street Corporation and a registered investment adviser. SSgA will serve as interim sub-adviser to the Fund until a permanent sub-adviser is hired, or 150 days after termination of the Fund's sub-investment advisory agreement with its prior sub-adviser, whichever occurs earlier. SSgA had over $49 billion in assets under management as of August 31, 2001. Its main offices are at Two International Place, Boston, MA 02110.

     The Fund is managed by a team led by Michael Schoeck. Mr. Schoeck joined State Street Global Advisors, an affiliate of SSgA, in 1997 and joined SSgA in May of 2001. He has been an international investment manager since 1986 and serves as head of SSgA's Non-U.S. Active Quantitative Equity team. Prior to joining State Street Global Advisors he served as the head of international equities for Standish, Ayer & Wood.

     The Fund has applied to the SEC for exemptive relief (which it may or may not grant) that would allow the Fund to make certain changes with respect to sub-advisers with the approval of the Fund's trustees but without seeking shareholder approval. These changes could include replacing sub-advisers, employing additional sub-advisers, amending the terms of existing sub-advisory agreements, or extending a sub-advisory agreement beyond the point where it otherwise would have ended.

                                                                    Rule 497(e)
                                                             File Nos.  2-80886
                                                                      811-03626

                               CITIZENS FUNDS(R)
                      Citizens International Growth FundSM

                       SUPPLEMENT DATED OCTOBER 15, 2001
                     TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 20, 2000

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services - Clemente Capital, Inc." is revised to read as follows:

     SSGA FUNDS MANAGEMENT, INC.

     Our interim sub-adviser for the Citizens International Growth Fund is SSgA Funds Management, Inc. ("SSgA"). SSgA is a subsidiary of State Street Corporation and is a registered investment adviser. It will serve as interim sub-adviser to the Fund until a permanent sub-adviser is hired, or 150 days after termination of the Fund's sub-investment advisory agreement with its prior sub-adviser, whichever occurs earlier. SSgA's main offices are at Two International Place, Boston, MA 02110.

     Under an Interim Investment Sub-Advisory Agreement between the Adviser and SSgA, the Adviser pays SSgA a sub-advisory fee based on an annual rate of 0.40% of the Citizens International Growth Fund's average net assets on assets up to and including $500 million and 0.30% on assets over $500 million.